BETTER 10Q - INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense	$ 1,880	$ 1,502	$ 1,100	$ (2,383)
Effective tax rate	(1.41%)	(0.38%)	(0.12%)	0.78%